Schedule of accrued expenses (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Accrued payroll	$ 554,012	$ 330,812
Accrued rental fee	224,925	167,358
Accrued Interest	30,000	12,000
Amount due to third parties		3,283
Other		3,160
Total	$ 808,937	$ 516,613